Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	UDR, Inc.
Entity Central Index Key	0000074208
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
United Dominion Realty L.P
Entity Registrant Name	UNITED DOMINION REALTY L P
Entity Central Index Key	0001018254
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false